TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Domestic (Israel)	$ 13,701	$ 19,478	$ 11,281
Foreign	11,672	5,035	3,749
Income before taxes on income	$ 25,373	$ 24,513	$ 15,030